Calvert
Emerging Markets Equity Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Brazil — 2.1%
Hapvida Participacoes e Investimentos S.A.(1)	31,301,204	$ 32,716,007
Magazine Luiza S.A.	21,715,800	9,709,650
WEG S.A.	3,038,600	15,357,168
		$ 57,782,825
Chile — 1.7%
Banco de Chile	495,059,146	$ 45,047,064
		$ 45,047,064
China — 30.0%
Alibaba Group Holding, Ltd.(2)	8,586,819	$122,494,251
Autohome, Inc. ADR	789,721	31,059,727
China Communications Services Corp., Ltd., Class H	57,239,733	25,179,253
China Merchants Bank Co., Ltd., Class H	6,398,500	43,218,160
Hangzhou Tigermed Consulting Co., Ltd., Class A	3,650,946	62,569,381
Hundsun Technologies, Inc., Class A	5,450,983	35,554,068
JD.com, Inc., Class A	3,468,787	111,774,763
Midea Group Co., Ltd.	5,630,262	50,959,825
NARI Technology Co., Ltd., Class A	18,219,699	73,724,967
Silergy Corp.	161,000	13,018,349
Sungrow Power Supply Co., Ltd.	2,356,540	34,696,963
Tencent Holdings, Ltd.	2,922,775	132,299,787
WuXi Biologics Cayman, Inc.(1)(2)	4,588,000	42,509,742
Wuxi Lead Intelligent Equipment Co., Ltd.	1,747,147	16,522,804
Zhongji Innolight Co., Ltd., Class A	5,939,806	27,585,246
		$823,167,286
Hong Kong — 5.8%
AIA Group, Ltd.	6,475,417	$70,754,060
Samsonite International S.A.(1)(2)	14,523,509	28,881,101
SITC International Holdings Co., Ltd.	2,382,458	6,776,137
Techtronic Industries Co., Ltd.	5,082,790	53,075,225
		$159,486,523
Hungary — 1.2%
Richter Gedeon Nyrt	1,756,063	$31,781,204
		$31,781,204
India — 14.3%
Bajaj Finserv, Ltd.	232,678	$32,361,521
Bharat Forge, Ltd.	3,444,939	28,363,876
Container Corp. of India, Ltd.	3,262,856	24,558,825
Dabur India, Ltd.	5,580,444	35,102,784
Hero MotoCorp, Ltd.	953,760	33,120,508
ICICI Bank, Ltd.	8,328,162	74,713,767
Motherson Sumi Systems, Ltd.	17,438,594	26,136,011
Security	Shares	Value
India (continued)
SBI Life Insurance Co., Ltd.(1)	3,615,041	$ 49,331,566
State Bank of India	8,437,297	50,005,472
Tech Mahindra, Ltd.	3,166,466	40,200,246
		$ 393,894,576
Indonesia — 3.6%
Bank Central Asia Tbk PT	67,992,100	$ 33,108,049
Bank Rakyat Indonesia Persero Tbk PT	238,275,839	66,542,231
		$ 99,650,280
Malaysia — 2.1%
Press Metal Aluminium Holdings Bhd	53,549,700	$57,933,194
		$57,933,194
Mexico — 4.7%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,104,583	$29,421,986
Grupo Financiero Banorte SAB de CV, Class O	7,207,050	40,283,071
Wal-Mart de Mexico SAB de CV	17,216,063	59,243,221
		$128,948,278
Peru — 1.3%
Credicorp, Ltd.	297,278	$35,646,605
		$35,646,605
South Africa — 4.1%
Clicks Group, Ltd.	1,980,636	$33,309,546
Prosus NV	551,638	36,073,407
Shoprite Holdings, Ltd.	3,627,234	44,194,246
		$113,577,199
South Korea — 9.4%
KB Financial Group, Inc.	1,289,594	$48,157,723
LG Chem, Ltd.	132,490	52,635,872
Samsung Electronics Co., Ltd.	3,577,810	157,807,718
		$258,601,313
Sweden — 1.6%
Epiroc AB, Class A	2,829,143	$43,866,040
		$43,866,040
Taiwan — 15.2%
Accton Technology Corp.	6,697,000	$53,870,693
Delta Electronics, Inc.	9,180,000	68,448,390
LandMark Optoelectronics Corp.	4,235,900	16,578,779
Taiwan Semiconductor Manufacturing Co., Ltd.	13,837,000	221,756,529
Win Semiconductors Corp.	2,246,000	14,581,779
Wiwynn Corp.	1,823,000	42,717,150
		$417,953,320

Calvert
Emerging Markets Equity Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States — 0.8%
Micron Technology, Inc.	409,511	$ 22,637,768
		$ 22,637,768
Total Common Stocks (identified cost $2,834,724,955)		$2,689,973,475

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$5,170	$ 4,795,899
Total High Social Impact Investments (identified cost $5,170,000)		$ 4,795,899

Short-Term Investments — 0.4%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(5)	12,427,720	$ 12,427,720
Total Short-Term Investments (identified cost $12,427,720)		$ 12,427,720

Total Investments — 98.5% (identified cost $2,852,322,675)	$2,707,197,094
Other Assets, Less Liabilities — 1.5%	$ 40,841,489
Net Assets — 100.0%	$2,748,038,583

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $153,438,416 or 5.6% of the Fund's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $4,795,899, which represents 0.2% of the net assets of the Fund as of June 30, 2022.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
At June 30, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	26.0%
Financials	21.4
Consumer Discretionary	16.3
Industrials	11.8
Consumer Staples	6.3
Health Care	6.2
Communication Services	5.9
Materials	4.0
High Social Impact Investments	0.2
Total	98.1%

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,170,000

Abbreviations:
ADR	– American Depositary Receipt
The Fund did not have any open derivative instruments at June 30, 2022.

Calvert
Emerging Markets Equity Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $17,223,619, which represents 0.6% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$5,081,231	$ —	$ —	$ —	$(285,332)	$ 4,795,899	$58,163	$ 5,170,000
Short-Term Investments
Calvert Cash Reserves Fund	6,784,347	665,739,118	(672,523,970)	505	—	—	12,388	—
Liquidity Fund, Institutional Class(2)	—	142,940,850	(130,513,130)	—	—	12,427,720	9,892	12,427,720
Total				$505	$(285,332)	$17,223,619	$80,443

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$57,782,825	$ —	$ —	$57,782,825
Chile	45,047,064	—	—	45,047,064
China	31,059,727	792,107,559	—	823,167,286
Hong Kong	—	159,486,523	—	159,486,523
Hungary	—	31,781,204	—	31,781,204
India	—	393,894,576	—	393,894,576
Indonesia	—	99,650,280	—	99,650,280
Malaysia	—	57,933,194	—	57,933,194
Mexico	128,948,278	—	—	128,948,278
Peru	35,646,605	—	—	35,646,605
South Africa	—	113,577,199	—	113,577,199
South Korea	—	258,601,313	—	258,601,313
Sweden	—	43,866,040	—	43,866,040
Taiwan	—	417,953,320	—	417,953,320
United States	22,637,768	—	—	22,637,768
Total Common Stocks	$321,122,267	$2,368,851,208(1)	$ —	$2,689,973,475
High Social Impact Investments	$ —	$4,795,899	$ —	$4,795,899

Calvert
Emerging Markets Equity Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$12,427,720	$ —	$ —	$12,427,720
Total Investments	$333,549,987	$2,373,647,107	$ —	$2,707,197,094

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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